Fair Value Measurements and Fair Value of Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Line Items]
Fair Value Measurements and Fair Value of Instruments
NOTE 3. FAIR VALUE MEASUREMENTS AND FAIR VALUE OF INSTRUMENTS
The following tables display the carrying values and fair values of financial instruments.

		As of June 30, 2021			As of December 31, 2020
Assets on the Consolidated Balance Sheets		Carrying Value	Unrealized Losses	Fair Value	Carrying Value	Unrealized Losses	Fair Value
Cash	Level 1	$13,530	$—	$13,530	32,723	$—	$32,723
Money market funds	Level 1	40,004	—	40,004	5,895	—	5,895

Total		$53,534	$—	$53,534	$38,618	$—	$38,618

		As of June 30, 2021		As of December 31, 2020
Liabilities on the Consolidated Balance Sheets		Carrying Value(1)	Fair Value	Carrying Value(1)	Fair Value
Term loan	Level 2	$4,027	$4,061	$4,820	$4,913

Total liabilities		$4,027	$4,061	$4,820	$4,913

(1)	The carrying values are shown exclusive of discounts and other offsets.
The fair values of the revolving line of credit and term loan, which are classified as Level 2 in the fair value hierarchy, are estimated using a discounted cash flow methodology based on market interest rate data and other market factors available at the end of the period. The fair values of convertible notes are estimated by discounting contractual cash flows at the interest rate we estimate the notes would bear if sold in the current market. The input used to develop our fair value measurements as of June 30, 2021 and December 31, 2020 was an effective interest rate of five percent (5%). The Company had no outstanding balances on the revolving line of credit as of June 30, 2021 and December 31, 2020.

NOTE 3. FAIR VALUE MEASUREMENTS AND FAIR VALUE OF INSTRUMENTS
The following tables display the carrying values and fair values of financial instruments.

Assets on the Consolidated Balance Sheets		As of December 31, 2020			As of December 31, 2019
		Carrying Value	Unrealized Losses	Fair Value	Carrying Value	Unrealized Losses	Fair Value
Cash	Level 1	$32,723	$—	$32,723	15,385	$—	$15,385

Money market funds	Level 1	5,895	—	5,895	6,039	—	6,039

Total		$38,618	$—	$38,618	$21,424	$—	$21,424

Liabilities on the Consolidated Balance Sheets		As of December 31, 2020		As of December 31, 2019
		Carrying Value(1)	Fair Value	Carrying Value(1)	Fair Value
Revolving line of credit	Level 2	$—	$—	$4,802	$4,837

Term loan	Level 2	4,820	4,913	5,000	5,108

Convertible note	Level 2	—	—	7,500	7,500

Total liabilities		$4,820	$4,913	$17,302	$17,445

(1)	The carrying values are shown exclusive of discounts and other offsets.
The fair values of our revolving line of credit and term loan, which are classified as Level 2 in the fair value hierarchy, are estimated using a discounted cash flow methodology based on market interest rate data and other market factors available at the end of the period. As of December 31, 2020, we had no outstanding balances on our revolving line of credit or convertible notes. The fair values of convertible notes are estimated by discounting contractual cash flows at the interest rate we estimate the notes would bear if sold in the current market. The input used to develop our fair value measurements as of December 31, 2019 and 2020 was an effective interest rate of five percent (5%).

Fifth Wall Acquisition Corp [Member]
Fair Value Disclosures [Line Items]
Fair Value Measurements and Fair Value of Instruments
Note 7 — Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - money market funds	$345,016,945	—	—
As of December 31, 2020, there were
no
assets or liabilities that were measured at fair value on a recurring basis.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels of the hierarchy for the six months ended June 30, 2021. Level 1 instruments include investments U.S. Treasury securities with an original maturity of 185 days or less.